Leases - Summary of Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Weighted-average discount rate - operating leases	2.46%		2.46%		4.07%	4.08%
Weighted-average remaining lease term - operating leases	3 years 5 months 1 day		3 years 5 months 1 day		3 years 11 months 26 days	4 years 6 months
Operating lease cost	$ 4,736	$ 4,914	$ 14,425	$ 14,568	$ 19,486	$ 19,657
Variable lease cost	1,370	1,427	3,753	4,463	6,145	5,592
Sublease income - operating leases	(753)	(996)	(2,366)	(2,947)	(3,942)	(3,366)	$ 0
Total net lease cost	$ 5,353	$ 5,345	15,812	16,084	21,689	21,883
Cash paid for lease obligation			$ 15,100	$ 16,250	$ 21,532	$ 21,545